SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2018
Disclosure of significant accounting policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 3   –  SIGNIFICANT ACCOUNTING POLICIES

The accounting policies and calculation methods applied in the preparation of these interim financial statements are consistent with those applied in the preparation of the annual financial statements as of December 31, 2017 and for the year then ended, except as follows: (i) IFRS No. 9, “Financial Instruments,” which was effective from January 1, 2018, did not have a material effect on the Company’s financial statements; (ii) IFRS No. 15, “Revenue from Contracts with Customers,” also effective from January 1, 2018, is not relevant to the Company’s financial statements because the Company does not have any revenues; (iii) IFRS No. 16, “Leases,” which is not yet in effect and which the Company has not adopted early, was disclosed in the 2017 annual financial statements. The Company is currently evaluating the potential effect of this new guidance on its consolidated financial statements.